Post-Employment and Other Non-current Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Long-term Assumptions
In Mexico, actuarial calculations for pension and retirement plans and seniority premiums, as well as the associated cost for the period, were determined using the following long-term assumptions:

Mexico	2019		2018		2017
Financial:
Discount rate used to calculate the defined benefit obligation	7.5%		9.4%		7.60%
Salary increase	4.5%		4.6%		4.60%
Future pension increases	3.5%		3.6%		3.50%
Biometric:
Mortality	EMSSA 2009	(1)	EMSSA 2009	(1)	EMSSA 2009	(1)
Disability	IMSS-97	(2)	IMSS-97	(2)	IMSS-97	(2)
Normal retirement age	60 years		60 years		60 years
Rest of employee turnover	BMAR2007	(3)	BMAR2007	(3)	BMAR2007	(3)

(1)	EMSSA. Mexican Experience of Social Security (for its initials in Spanish)
(2)	IMSS. Mexican Experience of Instituto Mexicano del Seguro Social (for its initials in Spanish)
(3)	BMAR. Actuary experience

Summary of Defined Benefit Plan Expected Future Benefit Payments
Based on these assumptions, the amounts of benefits expected to be paid out in the following years are as follows:

	Pension and Retirement Plans	Seniority Premiums
2020	315	38
2021	174	30
2022	143	28
2023	250	27
2024	232	27
2025 to 2029	1,996	145

Balances of Liabilities for Post-Employment and Other Non-Current Employee Benefits	Balances of the liabilities for post-employment and other
non-current
employee benefits

	2019		2018
Pension and Retirement Plans:
Vested benefit obligation	Ps.	627	Ps.	480
Non-vested benefit obligation		1,421		1,210

Accumulated benefit obligation		2,048		1,690
Excess of projected defined benefit obligation over accumulated benefit obligation		1,864		1,695

Defined benefit obligation		3,912		3,385
Pension plan funds at fair value		(1,122)		(1,031)

Net defined benefit liability	Ps.	2,790	Ps.	2,354

Seniority Premiums:
Vested benefit obligation	Ps.	214	Ps.	40
Non-vested benefit obligation		133		204

Accumulated benefit obligation		347		244
Excess of projected defined benefit obligation over accumulated benefit obligation		283		165

Defined benefit obligation		630		409
Seniority premium plan funds at fair value		(127)		(111)

Net defined benefit liability	Ps.	503	Ps.	298

Total post-employment and other non-current employee benefits	Ps.	3,293	Ps.	2,652

Summary of Trust Assets
Trust assets consist of fixed and variable return financial instruments recorded at market value, which are invested as follows:

Type of instrument	2019	2018
Fixed return:
Traded securities	18%	25%
Life annuities	20%	20%
Bank instruments	9%	4%
Federal government instruments	35%	32%
Variable return:
Publicly traded shares	18%	19%

	100%	100%

Summary of Amounts and Types of Securities in Related Parties Included in Portfolio Fund
In Mexico, the amounts and types of securities of the Company and related parties included in portfolio fund are as follows:

	2019		2018
Mexico
Portfolio:
Debt:
Grupo Televisa, S.A.B. de C.V.	Ps.	—	Ps.	17
Grupo Industrial Bimbo, S.A.B. de C. V.		26		23
Grupo Financiero Banorte, S.A.B. de C.V.		8		8
Banco Compartamos Banco.		—		4
Capital:
Walmart de México S.A. de C.V.		—		6
Fomento Económico Mexicano, S.A.B. de C.V.		2		5
El Puerto de Liverpool, S.A.B. de C.V.		2		3
Grupo aeropuerto del sureste		—		2
Grupo Televisa, S.A.B. de C.V.		—		1
Alfa, S.A.B. de C.V.		3		—

Summary of Amount Recognized in Consolidated Income Statements and Consolidated Statements of Comprehensive Income	Amounts recognized in the consolidated income statements and the consolidated statements of equity

	Income statement								Accumulated OCI
2019	Current Service Cost		Past Service Cost		(Gain) or Loss on Settlement or curtailment		Net Interest on the Net Defined Benefit Liability		Remeasurements of the Net Defined Benefit Liability net of taxes
Pension and retirement plans	Ps.	170	Ps.	(44)	Ps.	2	Ps.	176	Ps.	790
Seniority premiums		35		76		—		24		65

Total	Ps.	205	Ps.	32	Ps.	2	Ps.	200	Ps.	855

	Income statement								Accumulated OCI
2018	Current Service Cost		Past Service Cost		Gain or Loss on Settlement or curtailment		Net Interest on the Net Defined Benefit Liability		Remeasurements of the Net Defined Benefit Liability net of taxes
Pension and retirement plans	Ps.	195	Ps.	—	Ps.	(5)	Ps.	265	Ps.	370
Seniority premiums		42		—		—		34		(26)

Total	Ps.	237	Ps.	—	Ps.	(5)	Ps.	299	Ps.	344

Summary of Remeasurements of Net Defined Benefit Liability Recognized in Other Comprehensive Income
Remeasurements of the net defined benefit liability recognized in other comprehensive income are as follows (amounts are net of tax):

	2019	2018	2017
Amount accumulated in other comprehensive income as of the beginning of the periods	Ps.344	Ps.567	Ps.585
Recognized during the year (obligation liability and plan assets)	98	100	(169)
Actuarial gains and losses arising from changes in financial assumptions	456	(357)	165
Acquisitions	—	(83)	—
Foreign exchange rate valuation (gain)	(43)	(66)	(14)
Philippines disposal	—	183	—

Amount accumulated in other comprehensive income as of the end of the period, net of tax	Ps.855	Ps.344	Ps.567

Summary of Changes in the Balance of the Defined Benefit Obligation for Post-employment	Changes in the balance of the defined benefit obligation for post-employment and other non-current
employee benefits

	2019	2018	2017
Pension and Retirement Plans:
Initial balance	Ps.3,388	Ps.4,369	Ps.2,915
Current service cost	170	195	241
Effect on curtailment	2	(5)	—
Interest expense	275	265	258
Actuarial gains or losses	585	(391)	190
Foreign exchange loss	(69)	(86)	(69)
Benefits paid	(395)	(265)	(385)
Acquisitions	—	417	1,209
Philippines disposal	—	(1,111)	—
Past service credit	(44)	—	10

	Ps.3,912	Ps.3,388	Ps.4,369

Seniority Premiums:
Initial balance	Ps.411	Ps.461	Ps.416
Current service cost	35	42	44
Effect on curtailment	—	—	—
Interest expense	37	34	29
Actuarial gains or losses	155	(84)	12
Benefits paid	(84)	(42)	(40)
Past service cost	76	—	—

	Ps.630	Ps.411	Ps.461

Summary of Changes in the Balance of Plan Assets	Changes in the balance of trust assets

	2019	2018	2017
Pension and retirement plans:
Balance at beginning of year	Ps.1,031	Ps.1,692	Ps.910
Actual return on trust assets	81	30	113
Foreign exchange gain	2	(2)	86
Life annuities	8	16	21
Benefits paid	—	(1)	(136)
Acquisitions	—	—	698
Philippines disposal	—	(704)	—

Balance at end of year	Ps.1,122	Ps.1,031	Ps.1,692

Seniority premiums
Balance at beginning of year	Ps.111	Ps.109	Ps.102
Actual return on trust assets	16	2	7

Balance at end of year	Ps.127	Ps.111	Ps.109

Summary of Amount of Defined Benefit Plan Expense and OCI Impact in Absolute Terms of Variation on Net Defined Benefit Liability
The following table presents the impact in absolute terms of a variation of 1.0% in the assumptions on the net defined benefit liability associated with the Company’s defined benefit plans. The sensitivity of this 1.0% on the significant actuarial assumptions is based on projected long-term discount rates for Mexico and a yield curve projections of long-term Mexican government bonds - CETES:

+1.0%:					Income Statement				Accumulated OCI
Discount rate used to calculate the defined benefit obligation and the net interest on the net defined benefit liability (asset)	Current Service Cost		Past Service Cost		Gain or Loss on Settlement or curtailment		Net Interest on the Net Defined Benefit Liability		Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps.	158	Ps.	(41)	Ps.	1	Ps.	148	Ps.	781
Seniority premiums		34		72		—		23		100

Total	Ps.	192	Ps.	31	Ps.	1	Ps.	171	Ps.	881

Expected salary increase	Current Service Cost		Past Service Cost		Gain or Loss on Settlement or curtailment		Net Interest on the Net Defined Benefit Liability		Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps.	184	Ps.	(47)	Ps.	2	Ps.	201	Ps.	844
Seniority premiums		39		83		—		29		120

Total	Ps.	223	Ps.	36	Ps.	2	Ps.	230	Ps.	964

Summary of Employee Benefit Expenses Recognized in Consolidated Income Statements	For the years ended December 31, 2019, 2018 and 2017, employee benefits expenses recognized in the consolidated income statements are as follows:

	2019		2018		2017
Included in cost of goods sold:
Wages and salaries	Ps.	4,052	Ps.	4,295	Ps.	4,323
Social security costs		1,277		1,320		1,449
Employee profit sharing		79		74		75
Pension and seniority premium costs (Note 17.4)		34		26		22
Share-based payment expense (Note 18.2)		1		3		6
Included in selling and distribution expenses:
Wages and salaries		16,068		16,590		12,001
Social security costs		4,717		4,651		4,417
Employee profit sharing		539		496		484
Pension and seniority premium costs (Note 17.4)		185		158		125
Share-based payment expense (Note 18.2)		2		11		7
Included in administrative expenses:
Wages and salaries		2,742		2,771		2,453
Social security costs		625		557		585
Employee profit sharing		35		31		31
Pension and seniority premium costs (Note 17.4)		20		46		42
Post-employment benefits other (Note 17.4)		—		2		10
Share-based payment expense (Note 18.2)		185		143		161

Total employee benefits expense	Ps.	30,561	Ps.	31,174	Ps.	26,191